(Columbia Variable Portfolio - Marsico 21st Century Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico 21st Century Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.81%	1.06%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class 1 and 1.06% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico 21st Century Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	83	274	481	1,078
Class 2 Shares	[1]	108	352	616	1,368
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico Focused Equities Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Focused Equities Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.15%	0.15%
Total annual Fund operating expenses		0.92%	1.17%
Fee waivers and/or reimbursements	[2]	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico Focused Equities Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	81	280	497	1,119
Class 2 Shares	[1]	106	359	631	1,409
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico Growth Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.09%)	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico Growth Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	81	272	479	1,076
Class 2 Shares	[1]	106	350	614	1,367
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico International Opportunities Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico International Opportunities Fund)		Class 2 Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses		0.17%
Total annual Fund operating expenses		1.29%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.21%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico International Opportunities Fund) (USD $)		1 year	3 years	5 years	10 years
Class 2 Shares	[1]	123	401	700	1,549
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico 21st Century Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico 21st Century Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.81%	1.06%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class 1 and 1.06% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico 21st Century Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	83	274	481	1,078
Class 2 Shares	[1]	108	352	616	1,368
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico Focused Equities Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Focused Equities Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.15%	0.15%
Total annual Fund operating expenses		0.92%	1.17%
Fee waivers and/or reimbursements	[2]	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico Focused Equities Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	81	280	497	1,119
Class 2 Shares	[1]	106	359	631	1,409
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico Growth Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.11%	0.11%
Total annual Fund operating expenses		0.88%	1.13%
Fee waivers and/or reimbursements	[2]	(0.09%)	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico Growth Fund) (USD $)		1 year	3 years	5 years	10 years
Class 1 Shares	[1]	81	272	479	1,076
Class 2 Shares	[1]	106	350	614	1,367
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Variable Portfolio - Marsico International Opportunities Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico International Opportunities Fund)		Class 2 Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses		0.17%
Total annual Fund operating expenses		1.29%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.21%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico International Opportunities Fund) (USD $)		1 year	3 years	5 years	10 years
Class 2 Shares	[1]	123	401	700	1,549
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jan. 25, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.11%
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.92%
Fee waivers and/or reimbursements	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.15%
Total annual Fund operating expenses	1.17%
Fee waivers and/or reimbursements	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.11%
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.17%
Total annual Fund operating expenses	1.29%
Fee waivers and/or reimbursements	(0.08%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%

[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class 1 and 1.06% for Class 2.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class 2.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Insurance Trust I
Central Index Key	dei_EntityCentralIndexKey	0001049787
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 25, 2013
Prospectus Date	rr_ProspectusDate	Jan 25, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock01

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	481	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078	[5]
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,368	[5]
(Columbia Variable Portfolio - Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Focused Equities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock01

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,119	[5]
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409	[5]
(Columbia Variable Portfolio - Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock01

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,076	[5]
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	614	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,367	[5]
(Columbia Variable Portfolio - Marsico International Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio ��� Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

Expense Supplement [Text Block]	columbia_SupplementTextBlock01

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	700	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,549	[5]
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class 2.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class 1 and 1.06% for Class 2.
[5]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.